Intangible Assets (Details) (USD $)	9 Months Ended			12 Months Ended			12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Proprietary developed software	Sep. 30, 2014 Proprietary developed software	Dec. 31, 2012 Proprietary developed software	Dec. 31, 2013 Intellectual property, customer list, and acquired contracts [Member]	Sep. 30, 2014 Intellectual property, customer list, and acquired contracts [Member]	Dec. 31, 2012 Intellectual property, customer list, and acquired contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, estimated useful life	5 years			5 years			5 years
Total intangible assets	$ 1,338,036	$ 988,036	$ 988,036	$ 294,036	$ 294,036	$ 294,036	$ 694,000	$ 1,044,000	$ 694,000
Less: accumulated amortization	(477,529)	(300,156)	103,523
Total	$ 860,507	$ 687,880	$ 884,513